Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary Of Share Based Payment	The following table specifies the number of RSUs granted and outstanding RSUs at December 31, 2022:

Total RSUs
Outstanding at January 1, 2022	148,148
Transferred during the period	(41,685)
Forfeited during the period	(23,971)
Outstanding at December 31, 2022	82,492
Specified by vesting date
December 2023	41,240
December 2024	41,252
Outstanding at December 31, 2022	82,492

Summary of Weighted Average Exercise Prices and Movements in Warrants

The following table specifies the number and weighted average exercise prices of, and movements, in warrants during the year:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2020	5,820,211	46.36
Granted during the year	1,485,931	137.57
Exercised during the year (1)	(905,395)	30.56
Forfeited during the year	(252,743)	64.99
Outstanding at December 31, 2020	6,148,004	69.97
Vested at the reporting date	3,044,827	37.29
Granted during the year	1,445,981	122.03
Exercised during the year (1)	(312,296)	38.43
Forfeited during the year	(196,616)	119.58
Outstanding at December 31, 2021	7,085,073	80.30
Vested at the reporting date	4,022,011	52.63
Granted during the year	357,092	100.40
Exercised during the year (1)	(214,613)	21.83
Forfeited during the year	(363,541)	123.62
Outstanding at December 31, 2022	6,864,011	81.30
Vested at the reporting date	4,972,026	66.34

(1)
The weighted average share price (listed in $) at the date of exercise was €113.60, €124.62 and €128.32 for the years ended December 31, 2022, 2021 and 2020, respectively.

Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants

The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2022 per grant year.

	Number of Outstanding Warrants	Weighted Average Exercise Price EUR	Weighted Average Remaining Life (months)
Granted in 2012-2018	3,052,158	33.64	53
Granted in 2019	1,051,611	96.69	81
Granted in 2020	1,190,212	138.41	93
Granted in 2021	1,222,948	121.87	106
Granted in 2022	347,082	100.56	114
Outstanding at December 31, 2022	6,864,011	81.30	77

Summary of Fair Values for Warrant Grants

The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2022, 2021 and 2020:

	2022	2021	2020
Expected volatility	48-49%	48 – 49%	52 – 55%
Risk-free interest rate	(0.08) - 2.54%	(0.54)–(0.27)%	(0.93)–(0.32)%
Expected life of warrants (years)	6.0	6.0	5.05 – 7.10
Weighted average exercise price	€100.40	€122.03	€137.57
Fair value of warrants granted in the year	€36.55 - 60.85	€45.91 – 64.28	€48.43 – 75.77